Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated June 22, 2012 to
Soloist prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying investment option under your contract.  Effective immediately, the name of the investment option has been updated as indicated below:

CURRENT NAME	UPDATED NAME
Neuberger Berman Partners Fund – Investor Class	Neuberger Berman Large Cap Value Fund: Investor Class